--------------------------------------------------------------------------------
 This is notification of the regularly scheduled monthly tender offer. If you are not interested in selling your shares at this time, kindly disregard this notice.
--------------------------------------------------------------------------------


November 17, 1998


Dear North American Senior Floating Rate Fund, Inc. Shareholder:

This letter is to announce the monthly tender offer, also referred to as a repurchase offer, for the North American Senior Floating Rate Fund, Inc. The purpose of this tender offer is to provide easy access to your assets. The Fund will repurchase shares only by tender offer and only during the Fund's regularly scheduled monthly tender offers.

The monthly tender offer period will begin on November 17, 1998, and end on November 30, 1998. If you wish to redeem shares, your tender offer must be received by 4:00 p.m. on November 30, 1998. All tender offers received during this period will be processed on November 30, 1998.

Please disregard this notice if you are not interested in selling shares at this time. However, if you would like to sell shares for cash in this tender offer or exchange to one of the other North American portfolios, complete the Repurchase Offer Form included with this letter and return it to North American Funds, P.O. Box 8505, Boston, MA 02266-8505.

          All requests to tender shares must be received in good order by the Fund by 4:00p.m. November 30, 1998.

If you have any questions, call your financial consultant, or call North American Funds at 1-800-872-8037.


Sincerely,


North American Funds Shareholder Services

                 NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
                           REPURCHASE OFFER DOCUMENT

1.  The Offer.  North American (the "Fund") is offering (the "Offer") to
    ----------
    repurchase for cash up to ten (10%) of its issued and outstanding shares ("Shares") at a price equal to the net asset value per share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The purpose of the Offer is to provide liquidity to shareholders because no secondary market exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.  Net Asset Value. The NAV of the Funds on November 13, 1998 was $9.98 per
    ----------------
    Share. The NAV can fluctuate. Please call North American at 1-800-872-8037 for current price information. The Fund's shares are not traded on any organized market.

3.  Repurchase Request Deadline. All tenders of Shares for repurchase must be
    ----------------------------
    received in proper form by the Fund on or before 4:00 p.m. Eastern time, on November 30, 1998.

4.  Repurchase Pricing Date. The NAV for the repurchase will be determined on
    ------------------------
    November 30, 1998.

5.  Payment for Shares Repurchased. The Fund expects to make payment for all
    -------------------------------
    shares repurchased the day following the Repurchase Pricing Date; in any event, the Fund will pay repurchase proceeds within 5 business days or 7 calendar days (whichever is sooner) after the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.  Increase in Number of Shares Repurchased: Pro Rata Repurchases. If
    ---------------------------------------------------------------
    shareholders tender for repurchase more than 10% of the Shares, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender an amount exceeding 12% of the Shares, the Fund will repurchase shares tendered on a pro rata basis.

    There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at net asset value. You may have to wait until a later month to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during this time period.

7.  Withdrawal of Shares to be Repurchased. Tenders of shares may be withdrawn
    ---------------------------------------
    or modified at any time prior to 4:00 p.m., Eastern Time, on November 30, 1998.

8.  Suspension or Postponement of Repurchase Offer. The Fund may suspend or
    -----------------------------------------------
    postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited and include the following:
    (a) if the Repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
    (b) for any period during which an emergency exists as a result of which is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;
    (c) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders;
    (d) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association (e.g., NASDAQ) and the Repurchase would cause the shares to lose that status; or
    (e) during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.

You will be notified if the Fund suspends or postpones the Offer. If the Fund renews the Offer after a suspension or postponement, you will be sent a new notification.

Tax Consequences. Shareholders should consult their tax advisors regarding the
-----------------
specific tax consequences, including state and local tax consequences, of participating in the repurchase. A tender of shares pursuant to the repurchase offer will be treated as a taxable sale of the Shares.

The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized would be treated as a capital gain or loss by shareholders that hold their Shares as a capital asset.
                                   * * * * *
Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Repurchase Procedures. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For per share net asset value and other information, or for a copy of the Fund's prospectus, contact your financial consultant or call North American Funds at 1-800-872-8037.
                                                        Dated: November 17, 1998

                    NORTH AMERICAN FLOATING RATE FUND, INC.
                             REPURCHASE OFFER FORM

Please accept this tender of the shares designated below for repurchase at a price equal to their net asset value (NAV) per share on the repurchase pricing date.

1.  Account
Registration:___________________________________________________________________
If joint account, both shareholders must sign. If shareholder is a corporation or trust, capacity to act must be included (i.e., resolution of certification).

2.  Account Number:                              3.  DayTime Telephone Number:

    ________________________                         (_____)____________________

4.  Shares Tendered: Please check applicable box(es)*

  [_] Dollar Amount.................   Please tender enough shares to net $____________________
  [_] Share Amount..................   Please tender__________________shares from my Account.
  [_] Full Tender...................   Please tender all shares from my Account.
  [_] IRA Distribution..............   Please complete section below.

--------------------------------------------------------------------------------
Federal Income Tax Withholding  [_] I do not want federal income tax withheld from my distribution.
                                [_] Withhold ______% of my distribution for
                                    federal income tax.

Reason for IRA Distribution     [_] Pre-Exempt  [_] Premature
                                [_] Over 59 1/2 years of age
                                [_] Disability    [_] Minimum Distribution
                                [_] Return of Excess Contribution
--------------------------------------------------------------------------------

5.  Payment and Delivery Instructions:  Please make check payable and mail to:

      [_] Address of Record            [_] *Other
                                           _____________________________

* Your request to tender over $50,000.00 or to send checks to an address other than that of record must be signature guaranteed by a member firm of a regional national securities exchange or of an NASD member, a commercial bank or trust company or other eligible guarantor institution as defined in Rule 17Ad-15(a)(2) under the Securities and Exchange Act of 1934.

6.  EXCHANGE TO:                             $ AMOUNT                                            $  AMOUNT

Int'l Small Cap              904 B   905 C     ______    Equity-Income          249 B    270 C    _______
Int'l Growth & Income        786 B   787 C     ______    Balanced               251 B    372 C    _______
Global Equity                247 B   280 C     ______    Strategic Income       256 B    329 C    _______
Emerging Growth              323 B   324 C     ______    Invsmt Quality Bond    257 B    331 C    _______
Small/Mid Cap                901 B   902 C     ______    Nat'l Muni Bond        277 B    354 C    _______
Growth Equity                907 B   908 C     ______    US Gov't Securities    253 B    307 C    _______
Tax Sensitive                320 B   321 C     ______    Money Market           279 B    373 C    _______
Growth & Income              252 B   302 C     ______

7.  SIGNATURE(S) of owners Exactly as Registered:

--------------------------- --------------------       ------------------------
         Signature                Signature                      Date

If you have any questions concerning this form, please call North American Funds at 1-800-872-8037.

After completing this form, return to:
  North American Funds
  P.O. Box 8505
  Boston, MA 02266-8505